Related party transactions and balances - Schedule of Short-term loans to related parties (Details) - USD ($)	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022
Related party transactions and balances
Short-term loans from related parties	$ 139,985
Liabilities directly associated with assets classified as held for sale			$ 443,698
Sale consideration		$ 378,000
Sister company
Related party transactions and balances
Liabilities directly associated with assets classified as held for sale			77,894
Routebox Technologies SL
Related party transactions and balances
Liabilities directly associated with assets classified as held for sale			77,894
Shareholders of Shotl Transportation SL
Related party transactions and balances
Liabilities directly associated with assets classified as held for sale			365,804
Camina Lab SL [Member]
Related party transactions and balances
Liabilities directly associated with assets classified as held for sale			299,653
Marfina SL [Member]
Related party transactions and balances
Liabilities directly associated with assets classified as held for sale			$ 66,151
Other related parties
Related party transactions and balances
Short-term loans from related parties	139,985
V.N.V.
Related party transactions and balances
Short-term loans from related parties	$ 139,985